Employee benefits	12 Months Ended
Dec. 31, 2017
Disclosure of Employee benefits [Abstract]
Disclosure of employee benefits [text block]
(22)	Employee benefits

a)	Employee benefits in Mexico

Defined contribution plans

The Company has a defined contribution plan which receives contributions from both the employees and the Company. Employees can make contributions from 1% to 5% of their wage and from 2016, the Company is obligated to make contributions as follows: i) 20% of employee contributions for employees with 1 - 4.99 years of service, ii) 40% of employee contributions for employees with 5 – 9.99 years of service, and iii) 100% matching contributions for employees with 10 or more years of service or when the employee reaches 40 years of age, regardless of the years of service. During 2015 the Company has a defined contribution plan which receives contributions from both the employees and the Company. Employees can make contributions from 1% to 5% of their wage and the Company is obligated to make contributions as follows: i) from the first to the fifth year of service of 1% of the wage, ii) from the sixth year of services of the employee the contribution of the Company is increased by 1% until it reaches 5%, and iii) for the subsequent years the Company contribution will be the same as the employee’s.

When an employee retires from the Company he/she has the right to receive the contribution he/she has made to the plan, and i) if the employee retires between the first and the 4.99 year of services (4 year of services during 2015), he/she does not have the right to receive the contribution made by the Company, ii) if he/she retires on the fifth year of services he/she has the right to receive 50% of the contributions made by the Company and, for each additional service year, the employee has the right to receive an additional 10% of the contributions made by the Company. The expenses for paid contributions to defined contribution plans, other than those mandated by Mexican law, were $0, $1,597 and $1,481, in 2017, 2016 and 2015, respectively.

The Company makes payments equivalent to 2% of the integrated wage of its workers to the defined contribution plan for the retirement saving fund system established by Mexican law. The expense for this concept was $56,063, $50,047 and $46,670, in 2017, 2016 and 2015, respectively.

Defined benefits plan

The Company has a defined benefit pension plan covering non-unionized personnel in Mexico. The benefits are based on the age, years of service and the employee’s payment. The retirement age is 65 years, with a minimum of 10 years of services, and there is an option for an anticipated retirement option, in certain circumstances, at 55 years of age. The Company’s policy to fund the pension plan is to make contributions up to the maximum amount that can be deducted for ISR.

Additionally, according to the Mexican Federal Labor Law, the Company is obligated to pay a seniority premium as a retirement benefit if an employee retires and has at least 15 years of services, which consists of a sole payment of 12 days for each worked year based on the last wage, limited to the two minimal wages established by law.

The Company recognizes constructive obligations from past practices. Such constructive obligations are associated with service time the employee has worked for the Company. The payment of this benefit is disbursed in a single installment at the time the employee voluntarily stops working for the Company.

The plans in Mexico expose the Company to actuarial risks such as interest rate risk, longevity risk and salary risk:

Interest risk	A decrease in the interest rate for the governmental bonds will increase the plan’s liability.

Longevity risk
The present value of the defined benefit plan liability is calculated by reference to the best estimate of the mortality of plan participants both during and after their employment. An increase in the life expectancy of the plan participants will increase the plan’s liability.

Salary risk
The present value of the defined benefit plan liability is calculated by reference to the future salaries of plan participants. As such, an increase in the salary of the plan participants will increase the plan’s liability.

The projected net liability presented on the consolidated statements of financial position is as follows:

	December 31,
	2017	2016	2015
Present value of unfunded obligations	$252,965	195,019	160,218
Present value of funded obligations	259,245	267,535	286,881
Total present value of benefit obligations (PBO)	512,210	462,554	447,099
Plan assets at fair value	(259,245)	(267,535)	(286,881)
Projected liability, net	$252,965	195,019	160,218

i. Composition and return of plan assets

	Actual return of the plan assets			Composition of the plan assets
	2017	2016	2015	2017	2016	2015
Fixed income securities	7.18%	7.16%	1.25%	61%	64%	60%
Variable income securities	12.78%	10.07%	4.87%	39%	36%	40%
Total				100%	100%	100%

ii. Movements in the present value of defined benefit obligations (PBO)

	2017	2016	2015
PBO as at January 1	$462,554	447,099	405,703
Benefits paid by the plan	(32,940)	(26,031)	(25,244)
Service cost	28,968	29,604	26,836
Interest cost	40,170	34,857	31,603
Actuarial (gains) losses recognized in other comprehensive income	13,458	(24,827)	8,201
Past service cost – plan amendments	-	1,852	-
PBO as at December 31	$512,210	462,554	447,099

iii. Movements in the fair value of plan assets

	2017	2016	2015
Plan assets at fair value as at January 1	$267,535	286,881	314,804
Transfer of assets to fund defined contribution benefit plan	(10,664)	(25,600)	(24,187)
Benefits paid by the plan	(17,049)	(9,457)	(10,894)
Expected return on plan assets	23,342	25,650	24,901
Actuarial losses in other comprehensive income	(3,919)	(9,939)	(17,743)
Fair value of plan assets as at December 31	$259,245	267,535	286,881

iv. Expense recognized in profit and loss

	2017	2016	2015
Current service cost	$28,968	29,604	26,836
Interest cost, net	16,828	9,207	6,702
	$45,796	38,811	33,538

v. Actuarial gains and (losses)

	2017	2016	2015
Amount accumulated as at January, 1	$(123,240)	(138,128)	(112,184)
Recognized during the year	(17,377)	14,888	(25,944)
Amount accumulated as at December, 31	$(140,617)	(123,240)	(138,128)

vi. Actuarial assumptions

Primary actuarial assumptions at the consolidated financial statements date (expressed as weighted averages) are as follows.

	2017	2016	2015
Discount rate as at December, 31	9.25%	9.00%	8.00%
Rate for future salary increases	4.50%	4.50%	4.50%
Social security wage increase rate	3.50%	3.50%	3.50%

The assumptions related to mortality are based on statistics and experiences over the Mexican population. The average expected life of an individual that retires at 65 years of age is 17.13 years for men and 10.92 years for women (Experience Chart of Demographic Mortality for Active EMSSA 1997).

vii. Historical information

	December 31,
	2017	2016	2015
Present value of defined benefit obligation	$512,210	462,554	447,099
Plan assets at fair value	(259,245)	(267,535)	(286,881)
Plan deficit	$252,965	195,019	160,218
Experience adjustments arising from plan liabilities	$13,458	(24,827)	8,201
Experience adjustments arising from plan assets	$(3,919)	(9,939)	(17,743)

viii. Sensitivity analysis of the defined benefits obligations as of December 31, 2017, 2016 and 2015

2017	Pension plan	Seniority premium	Constructive obligation	Total PBO
Discount rate 9.25%	(343,485)	(99,735)	(68,990)	(512,210)
Rate increase (+ 1%)	(314,460)	(94,308)	(65,113)	(473,881)
Rate decrease (- 1%)	(377,114)	(105,810)	(73,338)	(556,262)

2016	Pension plan	Seniority premium	Constructive obligation	Total PBO
Discount rate 9.00%	(308,885)	(93,877)	(59,792)	(462,554)
Rate increase (+ 1%)	(280,316)	(88,657)	(56,237)	(425,210)
Rate decrease (- 1%)	(312,017)	(99,733)	(63,796)	(475,546)

2015	Pension plan	Seniority premium	Constructive obligation	Total PBO
Discount rate 8.00%	(293,443)	(93,037)	(60,619)	(447,099)
Rate increase (+ 1%)	(248,925)	(87,540)	(56,784)	(393,249)
Rate decrease (- 1%)	(338,238)	(99,240)	(64,961)	(502,439)

ix. Expected cash flows

Total
2018-2028	$522,581

x. Future contributions to the defined benefits plan

The Company does not expect to make contributions to the defined benefit plans in the following financial year.

b)	Foreign employee benefits

Defined contribution plans

Bachoco USA, LLC. (foreign subsidiary) has a defined contribution retirement 401(k) plan, covering all employees who meet certain eligibility requirements. The Company contributes to the plan at the rate of 50% of employee’s contributions up to a maximum of 2% of the individual employee’s contribution. The cumulative contribution expense for this plan was $11,497, $10,909 and $8,014 for the year ended December 31, 2017, 2016 and 2015, respectively.

Equity-based compensation

Bachoco USA, LLC. has a deferred payment agreement with certain key employees. Amounts payable under this plan are vested after 10 years from the date of the agreement. The benefit value of each unit is equal to the increase in the initial book value from the date of the agreement to the conclusion of the vesting period. Under the agreement, 26,000, 26,000 and 38,000 units were outstanding as of December 31, 2017, 2016 and 2015, respectively, all of which were fully vested. The total liability under this plan totaled $3,378, $3,337 and $4,195 as at December 31, 2017, 2016 and 2015, respectively. No expense was recognized for this plan for the year ended December 31, 2017, 2016, and 2015.

c)	PTU

Industrias Bachoco, S.A.B de C.V. and BSACV has no employees. Each of the subsidiaries of the Company that has employees in Mexico is required under Mexican laws to pay employees, in addition to their payment and benefits, statutory employee profit sharing in an aggregate amount equal to 10% of each subsidiary’s taxable income. The accrued liability as of December 31, 2017, 2016 and 2015 is shown in note 19, Trade payable and other accounts payable.